INCOME TAXES - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
INCOME TAXES
Current tax expense	$ 2,697	$ 7,047	$ 7,622
Origination and reversal of temporary differences	(100,900)	(90,459)	(35,825)
Expense arising from previously unrecognized tax loss or temporary difference	100,511	90,805	40,035
Deferred tax expense	(389)	346	4,210
Provision for income taxes	$ 2,308	$ 7,393	$ 11,832